Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
NOTE 4. RELATED PARTY TRANSACTIONS
Founder Shares
In October 2017, the Sponsor purchased 14,375,000 shares of the Company’s Class B common stock (the “
Founder Shares
”) for $25,000, or approximately $0.002 per share. In July 2018, the Sponsor surrendered 2,875,000 shares of its Class B common stock for no consideration. In August 2018, the Company effected a stock dividend with respect to the Class B common stock of 2,300,000 shares thereof, resulting in the Sponsor holding an aggregate of 13,800,000 shares of Class B common stock. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Public Offering except that the Founder Shares are shares of Class B common stock which automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below. In August 2018, prior to the Public Offering, the Sponsor transferred 150,000 Founder Shares to each of the Company’s two independent directors at their original purchase price. In July 2019, the Company’s Sponsor transferred 75,000 Founder Shares to a newly appointed independent director at their original purchase price. In April 2020, the Sponsor transferred 37,500 Founder Shares to the Company’s third independent director at their original purchase price. The Founder Shares were issued in connection with our organization pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”).
The holders of the Founders Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of an Initial Business Combination or (B) subsequent to an Initial Business Combination, (x) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the consummation of an Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Private Placement
Concurrently with the closing of the Public Offering, the Sponsor purchased an aggregate of 9,360,000 Private Placement Warrants at a price of $1.50 per warrant ($14,040,000 in the aggregate) in the Private Placement. Each Private Placement Warrant is exercisable for one share of the Company’s Class A common stock at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering held in the Trust Account. If the Initial Business Combination is not completed within 24 months from the closing of the Public Offering (unless extended, as described above), the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and equity securities that may be issued upon conversion of working capital loans, if any (and any Class A common shares issuable upon the conversion of any Founder Shares and the exercise of the Private Placement Warrants and equity securities that may be issued upon conversion of working capital loans) are entitled to registration rights pursuant to a registration rights agreement signed on August 9, 2018, which will be amended and restated in connection with closing of the Proposed Transactions (as defined below). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Related Party Advances
The Sponsor or affiliates of the Sponsor paid certain administrative expenses and offering costs on behalf of the Company. These advances are due on demand and are non-interest
bearing. Since inception through September 30, 2020, the related party advanced an aggregate of approximately $3.2 million to the Company. During the nine months ended September 30, 2020 and 2019, the related party paid $1,643,368 and $447,097, respectively, of other expenses on behalf of the Company and the Company had repaid the related party $258,250 and $502,529, respectively, for advances. As of September 30, 2020 and December 31, 2019, there were $1,385,118 and $0 due to the related parties, respectively.
During the nine months ended September 30, 2020, the Company paid certain expenses totaling $11,801 on behalf of the Sponsor. As of September 30, 2020, the amount due to the Company from the Sponsor was $0.
Prior to the closing of the Public Offering, an affiliate of the Sponsor advanced the Company $294,354 to be used for a portion of the expenses of the Public Offering. Upon the closing of the Public Offering, the Company repaid the affiliate of the Sponsor $294,354 in settlement of the outstanding advances.
Administrative Service Fee
The Company, commencing on August 10, 2018, has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial support and administrative services. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company paid the Sponsor $30,000 and $30,000 for such services for the three months ended September 30, 2020 and 2019, respectively. The Company paid the Sponsor $90,000 and $90,000 for such services for the nine months ended September 30, 2020 and 2019, respectively.
Forward Purchase Agreement
On August 9, 2018, the Company entered into a forward purchase agreement (the “
Forward Purchase
 Agreement
”) pursuant to which an affiliate of the Sponsor agreed to purchase an aggregate of up to 30,000,000 shares of the Company’s Class A common stock (the “
Forward Purchase Shares
”), plus an aggregate of up to 10,000,000 warrants (the “
Forward Purchase Warrants
” and, together with the Forward Purchase Shares, the “
Forward Purchase Units
”), for an aggregate purchase price of up to $300,000,000 or $10.00 per unit. Each Forward Purchase Warrant will have the same terms as each of the Private Placement Warrants.

The obligations under the Forward Purchase Agreement do not depend on whether any public stockholders elect to redeem their shares in connection with the Initial Business Combination and provide the Company with a minimum funding level for the Initial Business Combination. Additionally, the obligations of the affiliate of the Sponsor to purchase the Forward Purchase Units are subject to termination prior to the closing of the sale of the Forward Purchase Units by mutual written consent of the Company and such affiliate, or automatically: (i) if the Initial Business Combination is not consummated within 24 months from the closing of the Public Offering, unless extended up to a maximum of sixty (60) days in accordance with the amended and restated certificate of incorporation; or (ii) if the affiliate of the Sponsor or the Company become subject to any voluntary or involuntary petition under the United States federal bankruptcy laws or any state insolvency law, in each case which is not withdrawn within sixty (60) days after being filed, or a receiver, fiscal agent or similar officer is appointed by a court for business or property of the affiliate of the Sponsor or the Company in each case which is not removed, withdrawn or terminated within sixty (60) days after such appointment. In addition, the obligations of the affiliate of the Sponsor to purchase the Forward Purchase Units are subject to fulfillment of customary closing conditions, including that the Initial Business Combination must be consummated substantially concurrently with the purchase of the Forward Purchase Units. The Company did not require the Sponsor to Purchase the Forward Purchase Units in connection with the Proposed Transactions.

NOTE 4. RELATED PARTY TRANSACTIONS
Founder Shares
In October 2017, the Sponsor purchased 14,375,000 shares of the Company’s Class B common stock (the “
Founder Shares
”) for $25,000, or approximately $0.002 per share. In July 2018, the Sponsor surrendered 2,875,000 shares of its Class B common stock for no consideration. In August 2018, the Company effected a stock dividend with respect to the Class B common stock of 2,300,000 shares thereof, resulting in the Sponsor holding an aggregate of 13,800,000 shares of Class B common stock. As used herein, unless the context otherwise requires, “Founder Shares” shall be deemed to include the shares of Class A common stock issuable upon conversion thereof. The Founder Shares are identical to the Class A common stock included in the Units sold in the Public Offering except that the Founder Shares are shares of Class B common stock which automatically convert into shares of Class A common stock at the time of the Initial Business Combination and are subject to certain transfer restrictions, as described in more detail below. In August 2018, prior to the Public Offering, the Sponsor transferred 150,000 Founder Shares to each of the Company’s two independent directors at their original purchase price. In July 2019, the Company’s Sponsor transferred 75,000 Founder Shares to a newly appointed independent director at their original purchase price.
The holders of the Founders Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Founder Shares until the earlier to occur of: (A) one year after the completion of an Initial Business Combination or (B) subsequent to an Initial Business Combination, (x) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any
30-trading
day period commencing at least 150 days after the consummation of an Initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Private Placement
Concurrently with the closing of the Public Offering, the Sponsor purchased an aggregate of 9,360,000 Private Placement Warrants at a price of $1.50 per warrant ($14,040,000 in the aggregate) in the Private Placement. Each
Private Placement Warrant is exercisable for one share of the Company’s Class A common stock at a price of $11.50 per share. A portion of the purchase price of the Private Placement Warrants was added to the proceeds from the Public Offering held in the Trust Account. If the Initial Business Combination is not completed within 24 months from the closing of the Public Offering, the proceeds from the sale of the Private Placement Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable
and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.
The Sponsor and the Company’s officers and directors agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Warrants until 30 days after the completion of the Initial Business Combination.
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and equity securities that may be issued upon conversion of working capital loans, if any (and any Class A common shares issuable upon the conversion of any Founder Shares and the exercise of the Private Placement Warrants and equity securities that may be issued upon conversion of working capital loans) will be entitled to registration rights pursuant to a registration rights agreement signed on August 9, 2018. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of an Initial Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up
period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Advances from Related Parties
Affiliates of the Sponsor paid certain administrative expenses and offering costs on behalf of the Company. These advances are due on demand and are non-interest
bearing. During the year ended December 31, 2019 and 2018, the related party paid $605,442 and $788,786, respectively, of other expenses on behalf of the Company and the Company had repaid the related party $810,391 and $603,329, respectively, for advances. As of December 31, 2019 and 2018, there was $0 and $204,949, respectively, due to the related parties.
Prior to the closing of the Public Offering, an affiliate of the Sponsor advanced the Company $294,354 to be used for a portion of the expenses of the Public Offering. Upon the closing of the Public Offering, the Company repaid the affiliate of the Sponsor $294,354 in settlement of the outstanding advances.
Administrative Service Fee
The Company, commencing on August 10, 2018, has agreed to pay the Sponsor a total of $10,000 per month for office space, utilities, secretarial support and administrative services. Upon completion of the Initial Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. The Company paid the Sponsor $120,000 and $40,000 for such services for the years ended December 31, 2019 and 2018, respectively.
Forward Purchase Agreement
On August 9, 2018, the Company entered into a forward purchase agreement (the “
Forward Purchase
 Agreement
”) pursuant to which an affiliate of the Sponsor agreed to purchase an aggregate of up to 30,000,000 shares of the Company’s Class A common stock (the “
Forward Purchase Shares
”), plus an
aggregate of up to 10,000,000 warrants (the “
Forward Purchase Warrants
” and, together with the Forward Purchase Shares, the “
Forward Purchase Units
”), for an aggregate purchase price of up to $300,000,000 or $10.00 per unit. Each Forward Purchase Warrant will have the same terms as each of the Private Placement Warrants.
The obligations under the Forward Purchase Agreement do not depend on whether any public stockholders elect to redeem their shares in connection with the Initial Business Combination and provide the Company with a minimum funding level for the Initial Business Combination. Additionally, the obligations of the affiliate of the Sponsor to purchase the Forward Purchase Units are subject to termination prior to the closing of the sale of the Forward Purchase Units by mutual written consent of the Company and such affiliate, or automatically: (i) if the Initial Business Combination is not consummated within 24 months from the closing of the Public Offering, unless extended up to a maximum of sixty (60) days in accordance with the amended and restated certificate of incorporation; or (ii) if the affiliate of the Sponsor or the Company become subject to any voluntary or involuntary petition under the United States federal bankruptcy laws or any state insolvency law, in each case which is not withdrawn within sixty (60) days after being filed, or a receiver, fiscal agent or similar officer is appointed by a court for business or property of the affiliate of the Sponsor or the Company in each case which is not removed, withdrawn or terminated within sixty (60) days after such appointment. In addition, the obligations of the affiliate of the Sponsor to purchase the Forward Purchase Units are subject to fulfillment of customary closing conditions, including that the Initial Business Combination must be consummated substantially concurrently with the purchase of the Forward Purchase Units.